Consolidated Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
CONSOLIDATED BALANCE SHEET COMPONENTS

NOTE 5. CONSOLIDATED BALANCE SHEET COMPONENTS

Prepaid expenses and other current assets

The following table summarizes the details of prepaid expenses and other current assets as of the dates set forth below (in thousands):

	December 31,
	2021	2020
Prepaid insurance	$2,074	$—
Payroll tax credit receivable	548	—
Research and development prepaid expenses	139	177
Other receivables	150	—
Other prepaid expenses	171	43
Rent deposit	27	27
Other current assets	21	—
Total	$3,130	$247

Property and equipment, net

The following table summarizes the details of property and equipment, net as of the dates set forth below (in thousands):

	December 31,
	2021	2020
Leasehold improvements	$2,056	$256
Lab equipment	1,569	437
Office furniture & fixtures	208	—
Computer equipment	140	—
Capitalized software	90	—
	4,063	693
Less: accumulated depreciation and amortization	(377)	—
Property and equipment, net	$3,686	$693

Depreciation and amortization expense for the year ended December 31, 2021 was $0.4 million. No depreciation or amortization expense was recognized during the year ended December 31, 2020.

Accrued expenses and other current liabilities

The following table summarizes the details of accrued expenses and other current liabilities as of the dates set forth below (in thousands):

	December 31,
	2021	2020
Research and development accrued expenses	$1,660	$1,263
Accrued employee and related compensation expenses	1,151	783
License option liability, current	200	400
Other	585	149
Total	$3,596	$2,595

Other non-current liabilities

The following table summarizes the details of other non-current liabilities as of the dates set forth below (in thousands):

	December 31,
	2021	2020
CIRM grant liability	$600	$600
Accrued tax liability	24	—
Restricted stock liability	19	53
License option liability, non-current	—	200
Total	$643	$853